Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about cash flow information [Table Text Block]
	Year ended December 31,
	2018	2017
	$	$
Change in asset retirement provisions included in mineral properties, plant and equipment	(2)	4,766
Change in accounts payable related to mineral properties, plant and equipment	3,028	2,655
Reclassification to (from) mineral properties, plant and equipment from (to) VAT receivable	-	2,629
Borrowing costs included in mineral properties, plant and equipment	-	877
Share-based compensation included in mineral properties, plant and equipment (note 19(a) and 19(b))	46	607

Disclosure of changes in noncash working capital [Table Text Block]
	Year ended December 31,
	2018	2017
	$	$
Receivables	(6,879)	(711)
VAT receivable	(4,132)	15,530
Prepaid expenses	28	(158)
Inventories	(17,691)	(3,759)
Accounts payable and accrued liabilities	(1,195)	(1,074)
Change in non-cash working capital	(29,869)	9,828